Vessel Revenue and Voyage Expenses, Income Derived from Charters (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation by Revenue Source [Abstract]
Vessel revenues, net of commissions	$ 107,036	$ 122,629	$ 153,108
Spot Charter [Member]
Disaggregation by Revenue Source [Abstract]
Vessel revenues, net of commissions	0	0	28,264
Time Charter [Member]
Disaggregation by Revenue Source [Abstract]
Vessel revenues, net of commissions	$ 107,036	$ 122,629	$ 124,844